LONG-TERM DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
2014	$ 7,253
2015	30,887
2016	25,636
2017	9,164
2018	7,614
Long-term Debt, Total	$ 80,554